LEASES (Details)	6 Months Ended
Jun. 30, 2019 CAD ($)
Disclosure Of Leases [Line Items]
Balance	$ 0
Balance	4,363,577
Costs
Disclosure Of Leases [Line Items]
Balance	5,184,165
Additions	21,238
Balance	5,205,403
Accumulated Depreciation
Disclosure Of Leases [Line Items]
Balance	653,935
Amortization During period	187,891
Balance	841,826
Land use Rights
Disclosure Of Leases [Line Items]
Balance	0
Balance	3,391,946
Land use Rights | Costs
Disclosure Of Leases [Line Items]
Balance	3,634,227
Additions	0
Balance	3,634,227
Land use Rights | Accumulated Depreciation
Disclosure Of Leases [Line Items]
Balance	181,711
Amortization During period	60,570
Balance	242,281
Buildings
Disclosure Of Leases [Line Items]
Balance	0
Balance	812,607
Buildings | Costs
Disclosure Of Leases [Line Items]
Balance	1,371,759
Additions	0
Balance	1,371,759
Buildings | Accumulated Depreciation
Disclosure Of Leases [Line Items]
Balance	449,664
Amortization During period	109,488
Balance	559,152
Equipment
Disclosure Of Leases [Line Items]
Balance	0
Balance	159,024
Equipment | Costs
Disclosure Of Leases [Line Items]
Balance	178,179
Additions	21,238
Balance	199,417
Equipment | Accumulated Depreciation
Disclosure Of Leases [Line Items]
Balance	22,560
Amortization During period	17,833
Balance	$ 40,393